Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (losses) gains on cross currency swaps	$ (9,010)	$ (10,080)	$ (26,987)	$ (1,207)
Cross currency swap agreement partial termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains			6,800
Cross currency swap agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	297	696	1,022	1,690
Unrealized (losses) gains	$ (9,307)	$ (10,776)	$ (34,809)	$ (2,897)